Guggenheim Funds Trust

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Important Notice Regarding Fund Reorganizations

Supplement Dated October 28, 2024, to the currently effective Guggenheim Funds Trust

Prospectuses and Statement of Additional Information dated January 31, 2024, as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the foregoing documents.

On October 24, 2024, the shareholders of each series of Guggenheim Funds Trust identified below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) approved an Agreement and Plan of Reorganization providing for the reorganization of each Acquired Fund into the series of New Age Alpha Funds Trust identified below (the “Acquiring Funds” and the “Reorganizations”). The Reorganizations were effective as of the close of business on October 25, 2024. Accordingly, shareholders of the Acquired Funds became shareholders of the Acquiring Funds as indicated below as of that time. All references to the Acquired Funds are hereby removed from the Prospectuses and Statement of Additional Information. In addition, all references to the Transparent Value Funds or any series of Transparent Value Trust are hereby removed from the Prospectuses and Statement of Additional Information because those funds have also been reorganized into other funds.

Acquired Fund	Acquiring Fund
Guggenheim Alpha Opportunity Fund	New Age Alpha Opportunity Fund
Guggenheim Large Cap Value Fund	New Age Alpha Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund	New Age Alpha Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund	New Age Alpha Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund	New Age Alpha SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund	New Age Alpha Large Core Fund
Guggenheim StylePlus—Mid Growth Fund	New Age Alpha Mid Growth Fund

Please retain this supplement for future reference.

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